SHARE CAPITAL (Details)	12 Months Ended
	Jun. 30, 2023 EUR (€) Vote € / shares shares	Jun. 30, 2022 EUR (€) € / shares shares	Jun. 30, 2021 EUR (€) shares	Mar. 31, 2023 shares	Jun. 30, 2020 EUR (€)
Number of shares issued [abstract]
Par value (in euros per share) | € / shares	€ 1	€ 1
Shares on issue	€ 24,900
Receivables from Officers	(24,900)
Equity at June 30	€ 0	€ 0	€ 0		€ 0
Number of vote per ordinary share | Vote	1
Ordinary share capital	€ 25,000	100	100
Receivables from Officers	25,000	100	100
Issued capital [Member]
Number of shares issued [abstract]
Shares on issue	€ 24,900	€ 100	€ 100
Shares on issue (in shares) | shares	25,000	100	100	24,900
Receivables from Officers	€ (24,900)	€ (100)	€ (100)
Equity at June 30	€ 0	€ 0	€ 0		€ 0
Equity at June 30 (in shares) | shares	25,000	100	100